Loan principal and financing service fee receivables (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables			¥ 2,639,004,889
Less: allowance for loan principal and financing service fee receivables	¥ 0	$ 0	(267,039,108)
Short-term loan principal and financing service fee receivables, net	¥ 0		¥ 2,371,965,781